Leases (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Disclosure Text Block [Abstract]
Schedule of Total lease costs
	Three Months Ended March 31, 2023	Three Months Ended March 31, 2022
Finance lease cost
Amortization of right-of-use assets	$91	$500
Interest on lease liabilities	96	177
Total finance lease cost	187	677

Operating lease cost	1,481	882
Variable lease cost	112	134
Total lease cost	$1,780	$1,693

	Three Months Ended March 31, 2023	Three Months Ended March 31, 2022
Cash paid for amounts included in the measurement of lease liabilities
Operating cash flows from operating leases	$1,323	$833
Operating cash flows from finance leases	96	177
Financing cash flows from finance leases	335	466
	$1,754	$1,476
Lease liabilities arising from new right-of-use assets
Operating leases	$-	$8,206
Finance leases	$-	$-

	As of March 31, 2023	As of December 31, 2022
Weighted average remaining lease term (in years)
Operating leases	6.2	6.4
Finance leases	4.8	5.0

Weighted average discount rate
Operating leases	15.6%	15.6%
Finance leases	5.0%	5.0%

Finance lease cost
Amortization of right-of-use assets	$1,990
Interest on lease liabilities	664
Total finance lease cost	2,654
Operating lease cost	4,657
Variable lease cost	159
Total lease cost	$7,470

Schedule of future lease payments
Fiscal year	Operating Leases	Finance Leases
2023 (nine months)	$4,151	$1,292
2024	5,496	1,757
2025	5,257	1,792
2026	5,216	1,828
2027	2,896	1,864
Thereafter	9,284	-
Total	32,300	8,533
Less: Imputed Interest	12,293	934
Present value of net lease payments	20,007	7,599

Lease liability, current portion	$2,609	$1,390
Lease liability, net of current portion	17,398	6,209
Total lease liability	$20,007	$7,599

Fiscal year	Operating Leases	Finance Leases
2023	$5,517	$1,722
2024	5,491	1,757
2025	5,251	1,792
2026	5,210	1,828
2027	2,893	1,864
Thereafter	9,284	-
Total	33,646	8,963
Less: Imputed Interest	13,064	1,029
Present value of net lease payments	$20,582	$7,934
Lease liability, current portion	$2,538	$1,364
Lease liability, net of current portion	18,044	6,570
Total lease liability	$20,582	$7,934